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                                                VOTING
                TITLE OF        VALUE   SHRS/  SH/PRN OR  INVEST OTHER AUTHORITY
NAME OF ISSUER  CLASS  CUSIP   (x$1000) PRN AMT  PUT/CALL  DISC  MANG  SOLE
- - - --------------------------------------------------------------------------

AT&T Corp Inc.	 Com 00206R102 2,668  105,895 SH Sole N/A Sole
BHP Billiton Ltd SPON ADR   088606108 223,446 5,010   SH  SOLE N/A SOLE
Burlington North Santa Fe COM12189T104  2,624  43,640 SH  SOLE N/A SOLE
Cephalon Inc          COM 156708109  3,043  44,690 SH  SOLE N/A SOLE
Cisco Systems Inc         COM17275R102  2,214  132,048 SH  SOLE N/A SOLE
Columbia Int'l Vl Mutl FD    638581470  417 41,374 SH  SOLE N/A SOLE
Fd ClZ Int'l Eqty
Coventry Health        COM   222862104  484  37,415 SH  SOLE N/A SOLE
Devon Energy COM  29266R108 2,154  48,211  SH  SOLE N/A SOLE
CVS Caremark Corp. COM  126650100  1,901    69,160  SH  SOLE N/A SOLE
Directv Group COM  25459L106  2,043   89,670  SH  SOLE N/A SOLE
Energizer               COM  29266R108 234  4,720  SH  SOLE N/A SOLE
Exxon Mobil Corp        COM  30231G102 1,881  27,629  SH  SOLE N/A SOLE
Goldman Sachs           COM  38141G104 341  3,220  SH  SOLE N/A SOLE
Hewlett-Packard         COM  428236103 2,590  80,805 SH  SOLE N/A SOLE
Molson Coors Brewing Co Cl B  COM  60871R209   3,290  95,980   SH  SOLE N/A SOLE
Pepsico                 COM  713448108 526  10,230  SH   SOLE N/A SOLE
Polo Ralph Lauren Corp CLA  COM 731572103  2,859   67,675 SH  SOLE  N/A SOLE
Raymond James Finanl Inc COM 754730109  1,393  70,740 SH  SOLE N/A SOLE
Research In Motion   COM  760975102  2,178  50,535  SH  SOLE N/A SOLE
Shire Pharm Grp PLC ADR SPON ADR 82481R106 1,940  53,995 SH  SOLE N/A SOLE
Stryker         COM 863667101 2,024   59,465 SH  SOLE N/A SOLE
Dun & Bradstreet Corp COM 26483E100   4,588  59,595 SH SOLE N/A  SOLE
Vanguard Index Mutl FD 92204H103   262  25,015   SH  SOLE N/A    SOLE
Tr 500Port Eqty Index FD
Warner Chilcott Ltd         COM G9435N108 2,066   196,470 SH  SOLE N/A SOLE
Total
                                                             43,954



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